LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Schedule of Right to use asset

	2 0 1 9	2 0 1 9
	NIS	US Dollars
Cost:
January 1, 2019	-	-
Initial application of IFRS 16	2,302	666
Additions	2,711	784
December 31,2019	5,013	1,450

	2 0 1 9	2 0 1 9
	NIS	US Dollars
Accumulated depreciation:
January 1, 2019	-	-
Depreciation	1,153	333
December 31,2019	1,153	333

	December 31
	2 0 1 9	2 0 1 9
	NIS	US Dollars
Net book value
December 31,2019	3,860	1,117

Schedule of Amounts Recognized in Profit Or Loss
	December 31
	2 0 1 9	2 0 1 9
	NIS	US Dollars

Depreciation expense on right-of-use assets	1,153	333
Interest expense on lease liabilities	65	19
Cancellation of rental expenses	(1,193)	(345)
	25	7